Share capital - Authorized Share Capital Narrative (Details) SFr / shares in Units, $ / shares in Units, $ in Thousands	Jun. 30, 2022 USD ($) $ / shares shares	Jul. 04, 2022 SFr / shares	Jul. 04, 2022 $ / shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	May 06, 2022 SFr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Equity | $	$ 141,826					$ 115,999		$ 140,402	$ 32,238
Par value per share (in CHF/USD per share) | (per share)	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	1,817,923			1,817,923		15,874,000	15,874,000
Authorized share capital
Disclosure of classes of share capital [line items]
Equity	$ 95			SFr 90,896.15		$ 860	SFr 793,700
Increase Decrease Number Of Ordinary Shares Issued value	$ 1,038			SFr 992,218,000
Authorized share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in CHF/USD per share) | (per share)	$ 0.05			SFr 0.05
Increase Decrease In Number Of Ordinary Shares Issued	19,844,360